Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2022
Loans and Allowance for Loan Losses [Abstract]
Portfolio Loans
Loans are comprised of the following at December 31:

	2022	2021
Residential real estate	$297,036	$274,425
Commercial real estate:
Owner-occupied	72,719	71,979
Nonowner-occupied	182,831	176,100
Construction	33,205	33,718
Commercial and industrial	151,232	141,525
Consumer:
Automobile	54,837	48,206
Home equity	27,791	22,375
Other	65,398	62,863
	885,049	831,191
Less: Allowance for loan losses	(5,269)	(6,483)

Loans, net	$879,780	$824,708

Activity in Allowance for Loan Losses by Portfolio Segment
The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2022 and 2021:
December 31, 2022	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$980	$2,548	$1,571	$1,384	$6,483
Provision for loan losses	(318)	(556)	283	559	(32)
Loans charged off	(135)	(36)	(618)	(1,399)	(2,188)
Recoveries	154	82	57	713	1,006
Total ending allowance balance	$681	$2,038	$1,293	$1,257	$5,269

December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,480	$2,431	$1,776	$1,473	$7,160
Provision for loan losses	(615)	(61)	(258)	515	(419)
Loans charged off	(84)	(115)	(120)	(1,162)	(1,481)
Recoveries	199	293	173	558	1,223
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method
The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2022 and 2021:

December 31, 2022	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$—	$—
Collectively evaluated for impairment	681	2,038	1,293	1,257	5,269
Total ending allowance balance	$681	$2,038	$1,293	$1,257	$5,269

Loans:
Loans individually evaluated for impairment	$—	$1,986	$—	$28	$2,014
Loans collectively evaluated for impairment	297,036	286,769	151,232	147,998	883,035
Total ending loans balance	$297,036	$288,755	$151,232	$148,026	$885,049

December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$10	$—	$10
Collectively evaluated for impairment	980	2,548	1,561	1,384	6,473
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

Loans:
Loans individually evaluated for impairment	$—	$5,411	$4,531	$81	$10,023
Loans collectively evaluated for impairment	274,425	276,386	136,994	133,363	821,168
Total ending loans balance	$274,425	$281,797	$141,525	$133,444	$831,191

Loans Individually Evaluated for Impairment by Class of Loans
The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2022 and 2021:

December 31, 2022	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:	$—	$—	$—	$—	$—	$—

With no related allowance recorded:
Commercial real estate:
Owner-occupied	1,692	1,607	—	1,662	97	97
Nonowner-occupied	379	379	—	382	29	29
Consumer:
Home equity	28	28	—	23	2	2

Total	$2,099	$2,014	$—	$2,067	$128	$128

December 31, 2021	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial and industrial	$1,993	$1,993	$10	$1,987	$94	$94

With no related allowance recorded:
Commercial real estate:
Owner-occupied	5,052	5,027	—	5,151	309	309
Nonowner-occupied	384	384	—	387	29	29
Commercial and industrial	2,538	2,538	—	2,981	139	139
Consumer:
Home equity	31	31	—	32	2	2
Other	50	50	—	49	2	2

Total	$10,048	$10,023	$10	$10,587	$575	$575

Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still on Accrual by Class of Loans
The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2022 and 2021:
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2022
Residential real estate	$100	$1,708
Commercial real estate:
Owner-occupied	—	938
Nonowner-occupied	—	70
Construction	—	75
Commercial and industrial	—	150
Consumer:
Automobile	27	82
Home equity	—	151
Other	411	59
Total	$538	$3,233

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2021
Residential real estate	$10	$2,683
Commercial real estate:
Owner-occupied	—	1,055
Nonowner-occupied	—	—
Construction	—	146
Commercial and industrial	65	150
Consumer:
Automobile	55	147
Home equity	—	148
Other	160	17
Total	$290	$4,346

Aging of Recorded Investment in Past Due Loans by Class of Loans
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2022 and 2021:
December 31, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$1,799	$701	$497	$2,997	$294,039	$297,036
Commercial real estate:
Owner-occupied	97	—	938	1,035	71,684	72,719
Nonowner-occupied	626	5	—	631	182,200	182,831
Construction	40	45	17	102	33,103	33,205
Commercial and industrial	21	—	150	171	151,061	151,232
Consumer:
Automobile	804	240	97	1,141	53,696	54,837
Home equity	204	—	151	355	27,436	27,791
Other	875	113	452	1,440	63,958	65,398

Total	$4,466	$1,104	$2,302	$7,872	$877,177	$885,049

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,208	$1,218	$921	$4,347	$270,078	$274,425
Commercial real estate:
Owner-occupied	895	—	153	1,048	70,931	71,979
Nonowner-occupied	100	—	—	100	176,000	176,100
Construction	36	53	33	122	33,596	33,718
Commercial and industrial	517	60	215	792	140,733	141,525
Consumer:
Automobile	656	148	194	998	47,208	48,206
Home equity	35	165	47	247	22,128	22,375
Other	401	133	177	711	62,152	62,863

Total	$4,848	$1,777	$1,740	$8,365	$822,826	$831,191

Troubled Debt Restructuring Loan Modifications
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2022 and December 31, 2021:
	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2022
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$411	$—	$411
Credit extension at lower stated rate than market rate	361	—	361
Nonowner-occupied
Credit extension at lower stated rate than market rate	379	—	379
Total TDRs	$1,151	$—	$1,151

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2021
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$1,455	$—	$1,455
Maturity extension at lower stated rate than market rate	268	—	268
Credit extension at lower stated rate than market rate	375	—	375
Nonowner-occupied
Credit extension at lower stated rate than market rate	385	—	385
Commercial and industrial
Interest only payments	2,301	—	2,301
Total TDRs	$4,784	$—	$4,784

Financing Receivable Credit Quality Indicators
As of December 31, 2022 and December 31, 2021, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:
December 31, 2022	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$68,236	$3,545	$938	$72,719
Nonowner-occupied	177,479	5,352	—	182,831
Construction	33,143	—	62	33,205
Commercial and industrial	147,627	1,879	1,726	151,232
Total	$426,485	$10,776	$2,726	$439,987

December 31, 2021	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,999	$618	$4,362	$71,979
Nonowner-occupied	175,901	—	199	176,100
Construction	33,685	—	33	33,718
Commercial and industrial	134,983	1,862	4,680	141,525
Total	$411,568	$2,480	$9,274	$423,322

Recorded Investment of Residential and Consumer Loans
For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2022 and December 31, 2021:
	Consumer
December 31, 2022	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$54,728	$27,640	$64,928	$295,228	$442,524
Nonperforming	109	151	470	1,808	2,538
Total	$54,837	$27,791	$65,398	$297,036	$445,062

	Consumer
December 31, 2021	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$48,004	$22,227	$62,686	$271,732	$404,649
Nonperforming	202	148	177	2,693	3,220
Total	$48,206	$22,375	$62,863	$274,425	$407,869